Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax and Social Security Obligations [Abstract]
Current tax liabilities	R$ 171,450	R$ 225,677
Taxes on long term incentive plan	105,446	192,776
Value added tax payables	57,136	63,819
Service Tax Payables	27,040	23,096
Liabilities on Contributions for Social Security	33,813	27,529
Other Taxes Payable	22,783	26,750
Payables On Social Security And Taxes	417,668	559,647
Current Payables On Social Security And Taxes	417,668	559,647
Non-Current Payables On Social Security And Taxes	R$ 0	R$ 0